Document and Entity Information	Oct. 14, 2021
Cover [Abstract]
Entity Registrant Name	GP STRATEGIES CORP
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000070415
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-7234
Entity Tax Identification Number	52-0845774
Entity Address, Address Line One	70 Corporate Center
Entity Address, Address Line Two	11000 Broken Land Parkway
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21044
City Area Code	(443)
Local Phone Number	367-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GPX
Entity Emerging Growth Company	false